Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	2018	2017
Weighted average fair value per option	$1.70	$2.37
Expected term (1)	6 years	5 years
Risk-free interest rate (2)	2.13%	1.22%
Expected dividend yield (3)	5.69%	4.60%
Expected volatility (4)	13.71%	14.41%
(1) The expected term of the option awards is calculated based on historical exercise behaviour and represents the period of time that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government bond yields.
(3) Incorporates current dividend rates and historical dividend increase patterns.
(4) Estimated using the five-year historical volatility.

Schedule of Stock Options Roll Forward [Table Text Block]
	Total Options		Non-Vested Options(1)
	Number of Options	Weighted average exercise price per share	Number of Options	Weighted average grant date fair-value
Outstanding as at December 31, 2017	3,643,575	$39.42	1,739,650	$2.52
Granted	627,600	39.93	627,600	1.70
Exercised	(23,800)	24.98	N/A	N/A
Vested	N/A	N/A	(666,125)	2.51
Forfeited	(11,700)	45.10	(11,700)	2.54
Expired	(10,100)	39.93	(10,100)	1.70
Options outstanding December 31, 2018	4,225,575	$39.56	1,679,325	$2.22
Options exercisable December 31, 2018 (2)(3)	2,546,250	$37.15
(1) As at December 31, 2018, there was $5 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.2 years (2017 - $3 million, 2.5 years).
(2) As at December 31, 2018, the weighted average remaining term of vested options was 5.1 years with an aggregate intrinsic value of $18 million (2017 - 5.4 years, $22 million).
(3) As at December 31, 2018, the fair value of options that vested in the year was $2 million (2017 - $2 million).

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
	Employee DSU	Weighted Average Grant Date Fair Value	Director DSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2017	751,600	$28.44	472,485	$35.33
Granted including DRIP	90,549	38.72	101,676	43.93
Exercised	(5,040)	30.15	(10,640)	25.31
Outstanding and exercisable as at December 31, 2018	837,109	$29.54	563,521	$37.07

	Employee PSU	Weighted Average Grant Date Fair Value	Aggregate intrinsic value
Outstanding as at December 31, 2017	829,998	$43.41	$41.1
Granted including DRIP	486,181	47.84
Exercised	(176,805)	38.85
Forfeited	(12,260)	44.88
Outstanding as at December 31, 2018	1,127,114	$46.02	$56.9